DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table summarizes the notional amounts and fair values of the Company’s outstanding derivatives by risk category and instrument type within the Consolidated Balance Sheet:

	Notional		Fair Value Asset		Fair Value (Liability)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Derivatives in fair value hedging relationships
Interest rate swap agreements	$4,068	$3,899	$14	$3	$(93)	$(139)
Derivatives in cash flow hedging relationships
Foreign currency exchange contracts	509	802	—	11	(6)	(10)
Commodity contracts	—	1	—	—	—	—
Derivatives in net investment hedging relationships
Cross currency swap agreements	6,139	7,214	—	124	(801)	(56)
Total derivatives designated as hedging instruments	10,716	11,916	14	138	(900)	(205)
Derivatives not designated as hedging instruments
Foreign currency exchange contracts	9,682	8,353	4	3	(5)	(5)
Total derivatives at fair value	$20,398	$20,269	$18	$141	$(905)	$(210)

Schedule of Derivative Instruments
The following table sets forth the amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

	Carrying Amount of Hedged Item		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Long-term debt	$3,989	$3,763	$(79)	$(136)

Schedule of Derivative Instruments, Gain (Loss)
The following tables summarize the location and impact to the Consolidated Statement of Operations related to derivative instruments:

	Year Ended December 31, 2025
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other Income (Expense)	Interest and Other Financial Charges
	$37,442	$16,153	$7,460	$5,450	$1,247	$1,344
Gain (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive loss into income	—	(3)	(2)	—	—	—
Gain (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	(57)
Derivatives designated as hedges	—	—	—	—	—	57
Gain (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	(376)	—

	Year Ended December 31, 2024
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other Income (Expense)	Interest and Other Financial Charges
	$34,717	$15,017	$6,343	$5,235	$843	$1,048
Gain (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive loss into income	2	—	—	5	—	—
Gain (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	(30)
Derivatives designated as hedges	—	—	—	—	—	30
Gain (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	147	—

	Year Ended December 31, 2023
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other Income (Expense)	Interest and Other Financial Charges
	$33,009	$14,836	$5,801	$4,887	$830	$749
Gain (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive loss into income	15	26	10	10	—	—
Gain (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	(121)
Derivatives designated as hedges	—	—	—	—	—	121
Gain (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	(110)	—

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)
The following table summarizes the amount of gain or (loss) on net investment hedges recognized in Accumulated other comprehensive loss:

	Years Ended December 31,
	2025	2024
Euro-denominated long-term debt	$(664)	$249
Euro-denominated commercial paper	(139)	72
Cross currency swap agreements	(868)	190